Consolidated Statements of Operations and Comprehensive Loss - USD ($)	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
OPERATING REVENUES
Transaction Fees	$ 2,197,598	$ 3,994,195	$ 3,307,984
Management Fees	2,390,440	4,399,578	4,037,700
Sales taxes	(15,885)	(504,572)	(391,927)
Total operating revenues, net	4,572,153	7,889,201	6,953,757
OPERATING EXPENSES
Selling	(8,196,151)	(4,940,784)	(3,910,646)
General and administrative	(5,788,918)	(6,685,377)	(3,916,736)
Research and development	(137,423)	(447,884)	(485,852)
Total operating expenses	(14,122,492)	(12,074,045)	(8,313,234)
LOSS FROM OPERATIONS	(9,550,339)	(4,184,844)	(1,359,477)
OTHER INCOME (EXPENSE)
Interest income		24,530	17,166
Other finance expenses	(1,937)	(9,064)	(1,703)
Other income	682,888	171,082	75,648
Total other income, net	680,951	186,548	91,111
LOSS BEFORE INCOME TAXES (BENEFITS)	(8,869,388)	(3,998,297)	(1,268,366)
PROVISION (BENEFIT) FOR INCOME TAXES
Current		84,401	10,542
Deferred	806,803	(545,572)	(282,083)
Total provision (benefit) for income taxes	806,803	(461,171)	(271,541)
NET LOSS	(9,676,191)	(3,537,126)	(996,825)
Less: Net loss attributable to noncontrolling interest	(205,941)	(111,145)	(54,457)
NET LOSS ATTRIBUTABLE TO GOLDEN BULL LIMITED	(9,470,250)	(3,425,981)	(942,368)
NET LOSS	(9,676,191)	(3,537,126)	(996,825)
OTHER COMPREHENSIVE INCOME (LOSS)
Foreign currency translation adjustment	(75,120)	(391,463)	574,628
COMPREHENSIVE LOSS	(9,751,312)	(3,928,588)	(422,197)
Less: Comprehensive loss attributable to noncontrolling interest	(214,823)	(137,955)	(6,622)
COMPREHENSIVE LOSS ATTRIBUTABLE TO GOLDEN BULL LIMITED	$ (9,536,488)	$ (3,790,633)	$ (415,575)
WEIGHTED AVERAGE NUMBER OF COMMON SHARES
Basic and diluted	15,197,815	14,392,001	6,815,134
LOSS PER SHARE
Basic and diluted	$ (0.62)	$ (0.24)	$ (0.14)